Discontinued Operations - Summary of Discontinued Operations (Statements of Profit or Loss) (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 22,047	$ 263,634
Other income	627,558	5,798,362	$ 1,302,587
Loss before tax	(32,053,749)	(21,951,166)	(8,884,464)
Loss for the year	$ (31,846,957)	$ (21,759,358)	$ (8,697,037)